Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Investment funds
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 1			¥ 610
Loans Held-for-Sale
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3		¥ 176,055
Foreign municipal bond securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3	¥ 6,818